OTHER ASSETS	12 Months Ended
Jun. 30, 2020
OTHER ASSETS
OTHER ASSETS

NOTE 8 -             OTHER ASSETS

Other assets as of June 30, 2020 and 2019 consisted of:

	June 30, 2020	June 30, 2019
Deposit for direct financing lease	$—	$182,782
Advance payment to third party companies	1,839	872
Other receivables	2,053,068	1,922,667
	$2,054,907	$2,106,321